PROPERTY AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets Net	$ 82,941		$ 96,230	$ 131,544
Capital Leases, Income Statement, Amortization Expense	13,289	8,243	35,314	9,869
Depreciation	109,091	76,265	364,645	74,238
South African Restaurants [Member]
Capital Leased Assets Net	$ 141,413		$ 141,413